Additional information-condensed financial statements of Weibo Corporation (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Apr. 16, 2014
Additional information-condensed financial statements of Weibo Corporation
Minimum percentage of after-tax profit to reserve fund	10.00%
Current assets:
Cash and cash equivalents	$ 283,462	$ 246,436	$ 2,906	$ 13,688
Short-term investments	166,414	252,342
Prepaid expenses and other current assets	16,104	5,693
Total current assets	586,190	551,775
Total assets	677,781	606,934
LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS' DEFICIT
Accrued liabilities	87,478	56,414
Amount due to SINA	1,717	267,722
Investor option liability		29,504
Total current liabilities	112,572	369,495
Commitments and contingencies
Mezzanine equity
Total mezzanine equity		479,612
Shareholders' equity (deficit):
Ordinary shares: $0.00025 par value; 600,000 and 2,400,000 shares (including 1,800,000 Class A ordinary shares, 200,000 Class B ordinary shares and 400,000 shares to be designated)authorized; 150,392 and 203,658 shares (including 87,649 Class A ordinary shares and 116,009 Class B ordinary shares) issued and outstanding as of December 31, 2013 and 2014, respectively.	51	37
Additional paid-in capital	904,402	31,352
Accumulated other comprehensive income (loss)	(2,943)	521
Accumulated deficit	(338,229)	(274,851)
Total Weibo shareholders' equity (deficit)	563,281	(242,941)
Total liabilities, mezzanine equity and shareholders' equity	677,781	606,934
Convertible preferred shares
Mezzanine equity
Total mezzanine equity		479,612			479,612
Weibo Corporation
Current assets:
Cash and cash equivalents	229,950	182,871	38	9,082
Short-term investments	166,253	252,342
Prepaid expenses and other current assets	229
Total current assets	396,432	435,213
Long-term investments	13,029
Investment in subsidiaries and VIE	160,577	105,815	25,361
Total assets	570,038	541,028
LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS' DEFICIT
Accrued liabilities	6,543	15,650
Amount due to SINA	214	259,203
Investor option liability		29,504
Total current liabilities	6,757	304,357
Commitments and contingencies
Mezzanine equity
Total mezzanine equity		479,612
Shareholders' equity (deficit):
Ordinary shares: $0.00025 par value; 600,000 and 2,400,000 shares (including 1,800,000 Class A ordinary shares, 200,000 Class B ordinary shares and 400,000 shares to be designated)authorized; 150,392 and 203,658 shares (including 87,649 Class A ordinary shares and 116,009 Class B ordinary shares) issued and outstanding as of December 31, 2013 and 2014, respectively.	51	37
Additional paid-in capital	904,402	31,352
Accumulated other comprehensive income (loss)	(2,943)	521
Accumulated deficit	(338,229)	(274,851)
Total Weibo shareholders' equity (deficit)	563,281	(242,941)
Total liabilities, mezzanine equity and shareholders' equity	570,038	541,028
Weibo Corporation | Convertible preferred shares
Mezzanine equity
Total mezzanine equity		$ 479,612